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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 06/30/2009

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Johnson Illington Advisors LLC
Address: 677 Broadway
         Albany, NY 12207

Form 13F File Number: 28-11456

The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dianne McKnight
Title: Chief Compliance Officer
Phone: 518-641-6858

Signature, Place, and Date of Signing:


           Dianne McKnight                      Albany NY            08/11/2009
-------------------------------------   -------------------------   ------------
[Signature]                             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----
28-11456
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         54
Form 13F Information Table Value Total:      91376
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
01    28 -
02    28 -
03    28 -

QUANTITY   CUSIP               ISSUER             SYMBOL  PRICE MARKET VALUE  CLASS DISCRETION VOTING AUTHORITY
-------- --------- ------------------------------ ------ ------ ------------ ------ ---------- ----------------
   27310 002824100 ABBOTT LABS COM                abt     47.04  $ 1,284,662 COMMON Sole       Partial
   30858 00817Y108 AETNA US HEALTHCARE INC COM    aet     25.05  $   772,993 COMMON Sole       Partial
  146412 464287226 ISHARES TR BARCLAYS US AGGREGA agg    102.15  $14,955,986 COMMON Sole       Partial
   20662 037411105 APACHE CORP                    apa     72.15  $ 1,490,763 COMMON Sole       Partial
   48237 025816109 AMERICAN EXPRESS COMPANY       axp     23.24  $ 1,121,028 COMMON Sole       Partial
   13495 060505104 BANK OF AMERICA COM            bac      13.2  $   178,134 COMMON Sole       Partial
   32515 067383109 BARD C R INC                   bcr     74.45  $ 2,420,742 COMMON Sole       Partial
   30460 354613101 FRANKLIN RESOURCES INC         ben     72.01  $ 2,193,425 COMMON Sole       Partial
   43722 194162103 COLGATE PALMOLIVE CO           cl      70.74  $ 3,092,894 COMMON Sole       Partial
   34770 20825C104 CONOCOPHILLIPS COM             cop     42.06  $ 1,462,426 COMMON Sole       Partial
  152019 17275R102 CISCO SYSTEMS INC              csco    18.65  $ 2,835,154 COMMON Sole       Partial
   48675 237194105 DARDEN RESTAURANTS INC COM     dri     32.98  $ 1,605,302 COMMON Sole       Partial
   38365 25459L106 DIRECTV GROUP INC COM          dtv     24.71  $   947,999 COMMON Sole       Partial
   26638 464287465 ISHARES TR MSCI EAFE INDEX FD  efa     45.81  $ 1,220,287 ETF    Sole       Partial
   20253 369550108 GENERAL DYNAMICS CORP COM      gd      55.39  $ 1,121,814 COMMON Sole       Partial
   54380 369604103 GENERAL ELECTRIC CO COM        ge      11.72  $   637,334 COMMON Sole       Partial
     930 464288612 ISHARES TR LEHMAN INTER GOVT C gvi     104.1  $    96,813 ETF    Sole       Partial
   34690 459200101 HASBRO INC                     has     24.24  $   840,886 COMMON Sole       Partial
   31508 464287440 INTERNATIONAL BUSINESS MACHS C ibm    104.42  $ 3,290,065 COMMON Sole       Partial
    2072 464288661 ISHARES TR BARCLAYS 7 10 YR TR ief     90.67  $   187,868 ETF    Sole       Partial
    4803 464287705 ISHARES TR BARCLAYS 3-7 YR TRE iei    110.79  $   532,124 ETF    Sole       Partial
     710 464287606 ISHARES TR S&P MIDCAP400/ VALU ijj     52.11  $    36,998 ETF    Sole       Partial
     108 464287804 ISHARES TR S&P MICAP400/ GROWT ijk     62.36  $     6,735 ETF    Sole       Partial
   77983 464287879 ISHARES TR S&P SMALLCAP 600 IN ijr     44.43  $ 3,464,785 ETF    Sole       Partial
     350 464287887 ISHARES TR S&P SMALLCAP600/ VA ijs     47.08  $    16,478 ETF    Sole       Partial
     746 464287408 ISHARES TR S&P SMALLCAP600/ GR ijt     46.36  $    34,585 ETF    Sole       Partial
    4968 464287309 ISHARES TR S&P 500/ VALUEINDEX ive     43.66  $   216,903 ETF    Sole       Partial
    8359 464287655 ISHARES TR S&P 500/ GROWTHINDE ivw     47.77  $   399,309 ETF    Sole       Partial
   22175 464287721 ISHARES TR DOW JONES USTECHNOL iyw     44.49  $   986,566 ETF    Sole       Partial
   10990 464287713 ISHARES TR DOW JONES US TELECO iyz     17.79  $   195,512 ETF    Sole       Partial
   23575 478160104 JOHNSON & JOHNSON COM          jnj      56.8  $ 1,339,060 COMMON Sole       Partial
   54340 46625H100 JP MORGAN CHASE & CO COM ISIN# jpm     34.11  $ 1,853,537 COMMON Sole       Partial
   48450 464287242 ISHARES TR IBOXX USD INVT GRAD lqd    100.28  $ 4,858,566 ETF    Sole       Partial

   67097 595635103 MIDCAP SPDR TRUST UNIT SER 1 S mdy     105.2  $ 7,058,604 ETF    Sole       Partial
   42541 580645109 MCGRAW HILL COMPANIES INC      mhp     30.11  $ 1,280,910 COMMON Sole       Partial
  147245 68389X105 ORACLE CORP COM                orcl    21.42  $ 3,153,988 COMMON Sole       Partial
   29704 713448108 PEPSICO INC                    pep     54.96  $ 1,632,532 COMMON Sole       Partial
    2175 742718109 PROCTER & GAMBLE CO COM        pg       51.1  $   111,143 COMMON Sole       Partial
    9093 464287457 ISHARES TR BARCLAYS 1 3 YR TRE shy     83.71  $   761,175 ETF    Sole       Partial
   58102 78462F103 STANDARD & POORS DEPOSITARY RE spy     91.95  $ 5,342,479 ETF    Sole       Partial
   32015 790849103 ST JUDE MED INC COM            stj      41.1  $ 1,315,817 COMMON Sole       Partial
   21815 898349105 TRUSTCO BK CORP NY             trst     5.89  $   128,490 COMMON Sole       Partial
   49392 913017109 UNITED TECHNOLOGIES CORP DEL C utx     51.96  $ 2,566,408 COMMON Sole       Partial
   37582 92343V104 VERIZON COMMUNICATIONS COM     vz      30.73  $ 1,154,895 COMMON Sole       Partial
   27710 931142103 WAL MART STORES INC            wmt     48.44  $ 1,342,272 COMMON Sole       Partial
   79845 81369Y100 SELECT SECTOR SPDR FD MATERIAL xlb      25.8  $ 2,060,001 ETF    Sole       Partial
   14955 81369y506 SECTOR SPDR TR SHS BENINT ENER xle     48.05  $   718,588 ETF    Sole       Partial
   33415 81369y605 SECTOR SPDR TR SHS BENINT FINA xlf     11.95  $   399,309 ETF    Sole       Partial
   13505 81369y704 SECTOR SPDR TR SHS BENINT INDU xli     21.96  $   296,570 ETF    Sole       Partial
   29160 81369y308 SECTOR SPDR TR SHS BENINT CONS xlp     22.99  $   670,388 ETF    Sole       Partial
   51543 81369Y886 SECTOR SPDR TR SHS BEN INT UTI xlu     27.89  $ 1,437,534 ETF    Sole       Partial
   29800 81369y209 SELECT SECTOR SPDR TRHEALTH CA xlv     26.31  $   784,038 ETF    Sole       Partial
   21705 81369y407 SELECT SECTOR SPDR TRCONSUMER  xly     23.08  $   500,951 ETF    Sole       Partial
   42375 30231G102 EXXON MOBIL CORP COM           xom     69.91  $ 2,962,436 COMMON Sole       Partial
                                                                 -----------
                                                                 $91,376,261
                                                                 ===========